EMPLOYMENT (Schedule of Average Number of Persons Employed) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Number of persons employed	477	543	579
Research and development [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	41	52	57
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	134	148	159
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	302	343	363